Net Revenue from Sale and Services - Net Revenue from Sales and Services (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue from sale and services details [abstract]
Gross revenue from sale	R$ 94,693,178	R$ 82,121,646	R$ 79,355,171
Gross revenue from services	750,791	728,590	621,823
Sales taxes	(3,027,597)	(2,237,203)	(2,072,887)
Discounts and sales returns	(1,342,799)	(927,557)	(703,305)
Amortization of contractual assets with customers (see Note 11)	(371,825)	(463,049)	(463,490)
Deferred revenue (see Note 23)	(3,765)	7,587	2,721
Net revenue from sales and services	R$ 90,697,983	R$ 79,230,014	R$ 76,740,033